DAC AND OTHER DEFERRED ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract holder Bonus Interest Credits [Abstract]
Schedule of Deferred Policy Acquisition Costs
The following table summarizes the balance of and changes in DAC on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Variable Universal Life	Indexed Universal Life	Total
	(in millions)
Balance, December 31, 2020	$230	$247	$477
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	70	40	110
Balance, January 1, 2021	$300	$287	$587
Changes in the DAC asset for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$361	$297	$14	$—	$—	$—	$672
Capitalization	70	16	28	1	13	—	128
Amortization (3)	(21)	(17)	(2)	—	—	—	(40)
Balance, December 31, 2022	$410	$296	$40	$1	$13	$—	$760
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

December 31, 2021	VUL (1)	IUL (2)	GMxB Core	Investment Edge	SCS	Momentum	Total
	(in millions)
Balance beginning of the year	$300	$287	$—	$—	$—	$—	$587
Capitalization	79	27	14	—	—	—	120
Amortization (3)	(18)	(17)	—	—	—	—	(35)
Balance, December 31, 2021	$361	$297	$14	$—	$—	$—	$672
______________
(1)    “VUL” defined as Variable Universal Life.
(2)    “IUL” defined as Indexed Universal Life.
(3)     DAC amortization of $1 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$471
Capitalization of commissions, sales and issue expenses	95
Amortization:
Impact of assumptions updates and model changes	(8)
All other	(23)
Total amortization	(31)
Change in unrealized investment gains and losses	(58)
Balance, end of year	$477

Changes in the Sales Inducement Assets for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
	GMxB Core	GMxB Core
	(in millions)
Balance beginning of the year	$—	$—
Capitalization	1	—
Amortization	—	—
Balance, end of the year	$1	$—

Changes in the Unearned Revenue Liability for the years ended December 31, 2022, and 2021 were as follows:

	December 31, 2022		December 31, 2021
	VUL	IUL	VUL	IUL
	(in millions)
Balance beginning of the year	$118	$94	$85	$24
Capitalization	49	71	40	74
Amortization	(8)	(8)	(7)	(4)
Balance, end of the year	$159	$157	$118	$94

Schedule of Reconciliation of Deferred Acquisition Cost	The following table presents a reconciliation of DAC to the balance sheet.

	December 31,
	2022	2021
	(in millions)

VUL	$410	$361
IUL	296	297
GMxB Core	40	14
Investment Edge	1	—
SCS	13	—
Total	$760	$672